Share option scheme and Restricted Stock Units - Disclosure of share-based payment expense (Details) - GBP (£) £ in Thousands	3 Months Ended		9 Months Ended
	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2018	Oct. 31, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment expense	£ 3,100	£ 502	£ 4,263	£ 1,309
Research and development
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment expense	638	121	916	224
General and administration
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment expense	£ 2,462	£ 381	£ 3,347	£ 1,085